Financial Risk Management (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Increase in post tax loss	$ 145,520	$ 6,466
Decrease in post tax loss	$ (145,520)	$ (6,466)
Currency Risk [Member] | Australia [Member]
Statement Line Items [Line Items]
Percentage of foreign exchange rate decrease	6.03%	5.13%
Currency Risk [Member] | U.S
Statement Line Items [Line Items]
Percentage of foreign exchange rate decrease	6.03%	5.13%
Interest Rate Risk [Member]
Statement Line Items [Line Items]
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 55,828	$ 8,969
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ (55,828)	$ (8,969)